Consolidated Statements of Comprehensive Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income for the year	CAD 1,711	CAD 835
Items that will not be reclassified to income:
Defined benefit pension plans: Remeasurements	(62)	(101)
Defined benefit pension plans: Related income tax recovery	17	27
Items that will not be reclassified to net income	(45)	(74)
Available-for-sale investments:
Increase in fair value	433	90
Reclassification to net income for gain on sale of investment	0	(39)
Related income tax expense	(62)	(7)
Available-for-sale investments	371	44
Cash flow hedging derivative instruments:
Unrealized loss in fair value of derivative instruments	(566)	(336)
Reclassification to net income of loss on debt derivatives	591	255
Reclassification to net income or property, plant and equipment of loss (gain) on expenditure derivatives	39	(80)
Reclassification to net income for accrued interest	(60)	(69)
Related income tax recovery	40	66
Cash flow hedging derivative instruments	44	(164)
Equity-accounted investments:
Share of other comprehensive loss of equity-accounted investments, net of tax	(15)	(8)
Reclassification to net income of realized other comprehensive income for equity-accounted investments	0	(15)
Equity-accounted investments	(15)	(23)
Items that may subsequently be reclassified to net income	400	(143)
Other comprehensive income (loss) for the year	355	(217)
Comprehensive income for the year	CAD 2,066	CAD 618